Average Annual Total Returns - Hartford Schroders Sustainable Core Bond Fund	Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class F Return Before Taxes Since Inception	Class F Return Before Taxes 1 Year	Class SDR Return Before Taxes Since Inception	Class SDR Return Before Taxes 1 Year	Class SDR After Taxes on Distributions Since Inception	Class SDR After Taxes on Distributions 1 Year	Class SDR After Taxes on Distributions and Sale of Fund Shares Since Inception	Class SDR After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year
Total	4.70%	10.13%	6.79%	10.53%	6.79%	10.53%	6.79%	10.53%	4.70%	10.13%	6.79%	10.53%	6.79%	10.53%	5.14%	8.41%	4.55%	6.42%	5.91%	7.51%